Organization and Basis of Presentation Revenue Breakout (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012
Revenues	$ 587	$ 527	$ 511	$ 375	$ 370	$ 390	$ 357	$ 317	$ 2,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									34
Regency [Member]
Revenues									1,339
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									48
SUGS [Member]
Revenues									661
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ (14)